BRANDON J. CAGE

Assistant Vice President

Managing Assistant General Counsel

Office of General Counsel

Phone: 949-219-3943

Brandon.Cage@pacificlife.com

September 15, 2022

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                           Registration Statement for Pacific Legacy Survivorship VUL Last Survivor Flexible Premium Variable Universal Life Insurance Policy (File Number to be Assigned) funded by Pacific Select Exec Separate Account (File Number 811-05563) of Pacific Life Insurance Company

Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-6.  The enclosed relates to a variable life insurance policy, designated as Pacific Legacy Survivorship VUL (“Legacy”), which is funded by the Separate Account.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 1As I 3768 (Feb. 15, 1984).”

The purpose of this submission is to file an initial Registration Statement for Legacy. The prospectus for Legacy is based on, and is substantially similar to the Pacific Protector VUL policy (“Protector”), File No. 333-238780 and M Vision Pacific Life SVUL (“M Vision”), File No. 333-255746. Protector is an individual policy and M Vision is a survivorship policy. Legacy is a combination of the two existing products

The Staff previously reviewed the Legacy disclosure in connection with its review of the Protector Initial Registration Statement filed November 22, 2021, Pre-Effective Amendment No. 1, filed February 7, 2022, and Pre-Effective Amendment No. 2, filed July 21, 2022. We will carry over the latest round of Staff comment changes from Protector – such changes will be refected in Legacy’s Pre-Effective Amendment No. 1.

The Staff also previously reviewed the M Vision Initial Registration Statement filed May 4, 2021, Pre-Effective Amendment No. 1, filed July 30, 2021, Pre-Effective Amendment No. 2, filed on September 17, 2021, and Pre-Effective Amendment No. 3, filed on October 8, 2021.

All previously filed documents are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of the Legacy prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings. The prospectus disclosure included in Protector differs materially as follows:

Securities and Exchange Commission

Registration Statement for Pacific Legacy Survivorship VUL on behalf of Pacific Life

September 15, 2022

1.            No Indexed Fixed Options (same as Protector); only the Fixed Account will be offered (same as M Vision).

2.            The following optional benefit riders included in Legacy are from Prior Filings:

a.             Conversion Rider (taken from M Vision – same rider form),

b.            Enhanced Policy Split Options Rider (taken from M Vision – same rider form),

c.             Estate Preservation Rider (taken from M Vision – same rider form),

d.            Policy Split Option Rider (taken from M Vision – same rider form),

e.             Premier Living Benefits Rider 2 (taken from Protector – same rider form),

f.              Short Term No-Lapse Guarantee Rider (taken from Protector – same rider form), and

g.             Terminal Illness Rider (taken from M Vision – same rider form).

3.            No term riders (e.g. annual renewable term, annual renewable term – additional insured).

4.            Death Benefit Option C will be offered.

5.            Minimum Death Benefit under the Tax Code is the Cash Value Accumulation Test or Guideline Premium Test (same as Protector) – will carry over changes from Protector on this topic and such changes will be reflected in Legacy’s Pre-Effective Amendment No. 1.

6.            General Account Surplus Premium Load based on premium allocated to the General Account (Fixed Account) for aggregate premium amounts made above a certain threshold.

7.            Will offer an Additional Credit – same dislosure and operation as other existing Pac Life VUL products (e.g. Pacific Select VUL 2 333-231309).

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate.  We are targeting an effective date for this Registration Statement to be on or about May 1, 2022.

I look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,

/s/Brandon J. Cage

Brandon J. Cage